STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Participant-directed investments at fair value	$ 292,846,768	$ 224,194,781
Participant-directed investments at contract value	38,652,083	52,040,423
Participant contribution receivables	115,498	27,198
Employer contribution receivables	6,151,556	4,656,360
Notes receivable from participants	4,430,317	3,842,398
Total assets	342,196,222	284,761,160
Liabilities
Total liabilities	0	0
Net assets available for benefits	$ 342,196,222	$ 284,761,160